S000018677 [Member] Investment Strategy - UBS Select Treasury Preferred Fund	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, under normal circumstances, the fund invests in a diversified portfolio of high quality, US Treasury money market instruments and in related repurchase agreements.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. In addition, in order to be a “Treasury” fund, under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. For purposes of this policy, repurchase agreements are those that are collateralized fully by securities issued by the US Treasury and cash. Under normal circumstances, the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states.
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in securities issued by the US Treasury. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in securities issued by the US Treasury, the fund considers the possible loss of this tax advantage.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.